Financial Assets and Financial Liabilities - Summary of Transferred Financial Assets Derecognized Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of underlying assets		₩ 2,842,657	₩ 2,899,777
Fair value of underlying assets		2,831,004	2,889,789
Carring Amount of transferred assets		12,309,025	15,845,836
Carrying amount of related liabilities		10,978,971	13,398,140
Carrying amount of senior debentures		1,731,873	1,757,149
Fair value of senior debentures		1,739,801	1,846,091
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		11,273,036	13,994,352
Carrying amount of related liabilities		10,978,971	13,398,140
Amounts of the bonds sold under repurchase agreements		2,050,635	2,147,975
Government bond
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		1,035,736	₩ 1,831,673
KB Kookmin Card 4th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities			The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets			₩ 490,465
Fair value of underlying assets			488,251
Carrying amount of senior debentures	[1]		219,419
Fair value of senior debentures			226,401
Stock
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 253	₩ 19,811
KB Kookmin Card 5th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets		₩ 492,108	₩ 476,523
Fair value of underlying assets		490,113	474,481
Carrying amount of senior debentures		299,881	299,838	[1]
Fair value of senior debentures		₩ 302,564	₩ 304,914
KB Kookmin Card 6th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets		₩ 726,803	₩ 701,360
Fair value of underlying assets		723,835	698,421
Carrying amount of senior debentures	[1]	474,000	434,492
Fair value of senior debentures		₩ 474,766	₩ 472,861
KB Kookmin Card 7th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets		₩ 948,129	₩ 924,159
Fair value of underlying assets		943,689	919,775
Carrying amount of senior debentures		598,180	553,711	[1]
Fair value of senior debentures		₩ 596,272	₩ 591,609
KB Auto Second Asset Securitization Specialty Co., Ltd.2
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.
Carrying amount of underlying assets	[2]	₩ 129,867	₩ 307,270
Fair value of underlying assets	[2]	129,385	308,861
Carrying amount of senior debentures	[2]	59,968	249,689
Fair value of senior debentures	[2]	₩ 59,935	₩ 250,306
KB Kookmin Card 8th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 545,750
Fair value of underlying assets		543,982
Carrying amount of senior debentures	[1]	299,844
Fair value of senior debentures		₩ 306,264

[1]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.